Earnings Per Share	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
EARNINGS PER SHARE

13. EARNINGS PER SHARE

The following table sets forth the calculation of basic and diluted earnings per share:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2014	2013	2012
	(Dollars in thousands, except share and per share data)
Numerator
Net income	$56,077	$52,476	$47,669
Less: Dividend equivalents paid to vested RSUs and SARs	(1,426)	(940)	(884)
Net income available to common shareholders	$54,651	$51,536	$46,785
Denominator
Weighted average shares outstanding-Basic	41,405,211	34,129,880	25,792,932
Dilutive common equivalent shares:
RSUs	48,674	102,914	164,998
SARs	73,699	10,662	3,675
Weighted average shares outstanding-Diluted	41,527,584	34,243,456	25,961,605
Earnings per share:
Basic	$1.32	$1.51	$1.81
Diluted	$1.32	$1.50	$1.80

Basic earnings per share is calculated by dividing net income available to common shareholders by the weighted average number of common shares outstanding during the period. Diluted earnings per share is calculated by dividing net income available to common shareholders by the sum of the weighted average number of common shares outstanding and the potential number of dilutive common shares outstanding during the period, excluding the effect of any anti-dilutive securities.

SARs and RSUs granted by the Company that contain non-forfeitable rights to receive dividend equivalents are deemed participating securities (see Note 9). Net income available to common shareholders is determined by reducing the Company’s net income for the period by dividend equivalents paid on vested RSUs and SARs during the period.